Accumulated other comprehensive income (Details) (CHF) In Millions, unless otherwise specified					3 Months Ended			6 Months Ended		3 Months Ended			6 Months Ended		3 Months Ended			6 Months Ended		3 Months Ended			6 Months Ended		3 Months Ended			6 Months Ended		3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2012 Gains/(losses) on cash flow hedges	Mar. 31, 2012 Gains/(losses) on cash flow hedges	Jun. 30, 2011 Gains/(losses) on cash flow hedges	Jun. 30, 2012 Gains/(losses) on cash flow hedges	Jun. 30, 2011 Gains/(losses) on cash flow hedges	Jun. 30, 2012 Cumulative translation adjustments	Mar. 31, 2012 Cumulative translation adjustments	Jun. 30, 2011 Cumulative translation adjustments	Jun. 30, 2012 Cumulative translation adjustments	Jun. 30, 2011 Cumulative translation adjustments	Jun. 30, 2012 Unrealized gains/(losses) on securities	Mar. 31, 2012 Unrealized gains/(losses) on securities	Jun. 30, 2011 Unrealized gains/(losses) on securities	Jun. 30, 2012 Unrealized gains/(losses) on securities	Jun. 30, 2011 Unrealized gains/(losses) on securities	Jun. 30, 2012 Actuarial gains/(losses)	Mar. 31, 2012 Actuarial gains/(losses)	Jun. 30, 2011 Actuarial gains/(losses)	Jun. 30, 2012 Actuarial gains/(losses)	Jun. 30, 2011 Actuarial gains/(losses)	Jun. 30, 2012 Net prior service credit/ (cost)	Mar. 31, 2012 Net prior service credit/ (cost)	Jun. 30, 2011 Net prior service credit/ (cost)	Jun. 30, 2012 Net prior service credit/ (cost)	Jun. 30, 2011 Net prior service credit/ (cost)	Jun. 30, 2012 Accumulated other comprehensive income	Mar. 31, 2012 Accumulated other comprehensive income	Jun. 30, 2011 Accumulated other comprehensive income	Jun. 30, 2012 Accumulated other comprehensive income	Jun. 30, 2011 Accumulated other comprehensive income
Increase (Decrease) in Accumulated other Comprehensive Income (CHF million)
Balance	(14,912)	(15,823)	(15,134)	(16,949)	(52)	(66)	(50)	(66)	(33)	(12,716)	(11,778)	(11,899)	(11,778)	(11,470)	283	99	77	99	117	(3,678)	(3,751)	(3,109)	(3,751)	(3,136)	340	362	(30)	362	(33)	(15,823)	(15,134)	(15,011)	(15,134)	(14,555)
Increase/(decrease)					1	(1)	2	0	4	930	(939)	(1,961)	(9)	(2,395)	(37)	185	15	148	(14)	4	31	0	35	0	0	0	0	0	0	898	(724)	(1,944)	174	(2,405)
Increase/(decrease) due to equity method investments					(5)	15	1	10	(4)	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	(5)	15	1	10	(4)
Reclassification adjustments, included in net income					0	0	(13)	0	(27)	0	1	2	1	7	(10)	(1)	(13)	(11)	(24)	42	42	26	84	53	(14)	(22)	3	(36)	6	18	20	5	38	15
Balance	(14,912)	(15,823)	(15,134)	(16,949)	(56)	(52)	(60)	(56)	(60)	(11,786)	(12,716)	(13,858)	(11,786)	(13,858)	236	283	79	236	79	(3,632)	(3,678)	(3,083)	(3,632)	(3,083)	326	340	(27)	326	(27)	(14,912)	(15,823)	(16,949)	(14,912)	(16,949)